Financial instruments: valuation - Adjustments (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Financial instruments - classification
Funding - FVA	£ 126	£ 173
Credit - CVA	253	300
Bid - Offer	89	130
Product and deal specific	117	141
Financial instruments valuation adjustments	£ 585	£ 744